CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 18,159	$ 288,108
Prepaid expenses and other current assets	346,878	410,111
Prepaid expenses and other current assets		570,528
Other receivable – related party	5,000	0
Total Current Assets	370,037	698,219
Total Current Assets		858,636
Prepaid expenses, non-current	22,917	160,417
Cash and Marketable securities held in Trust Account	231,842,586	231,506,662
TOTAL ASSETS	232,235,540	232,365,298
Current Liabilities
Promissory note – related party	400,000	0
Accrued expenses and other liabilities	2,500,875	1,306,281
Income taxes payable	9,909	0
Advances from related parties	7,086	0
Total Current Liabilities	2,917,870	1,306,281
Deferred underwriting fee payable	7,982,754	7,982,754
Total Liabilities	10,900,624	9,289,035
Commitments and Contingencies
Class A common stock subject to possible redemption	231,534,776	231,499,860
Stockholders' Deficit
Preferred stock	0	0
Additional paid-in capital	0	0
Accumulated deficit	(10,200,430)	(8,424,167)
Total Stockholders' Deficit	(10,199,860)	(8,423,597)
TOTAL LIABLITIES, CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	232,235,540	232,365,298
Common Class A [Member]
Current Liabilities
Class A common stock subject to possible redemption	231,534,776	231,499,860
Stockholders' Deficit
Common stock	0	0
Common Class B [Member]
Stockholders' Deficit
Common stock	570	570
Branded Online Inc dba Nogin [Member]
Current assets
Cash	1,207,000	1,071,000	$ 16,168,000
Accounts receivable, net	2,523,000	1,977,000	4,027,000
Related party receivables	6,236,000	5,356,000
Inventory	16,385,000	22,777,000	137,000
Prepaid expenses and other current assets	5,225,000	2,915,000	1,024,000
Total Current Assets	31,576,000	34,096,000	21,356,000
Restricted cash	1,500,000	3,500,000
Property and equipment, net	1,699,000	1,789,000	1,656,000
Intangible assets, net	996,000	1,112,000	412,000
Investment in unconsolidated affiliates	11,588,000	13,570,000
Other non-current asset	664,000	664,000	417,000
TOTAL ASSETS	48,023,000	54,731,000	23,841,000
Current Liabilities
Accounts payable	16,086,000	16,098,000	6,318,000
Due to clients	4,596,000	5,151,000	13,348,000
Related party payables	1,870,000
Promissory notes	6,740,000
Promissory note – related party	2,666,000
Accrued expenses and other liabilities	10,823,000	14,018,000	3,764,000
Total Current Liabilities	42,781,000	35,267,000	23,430,000
Line of credit	4,998,000	348,000
Long-term note payable, net	19,921,000	19,249,000
Deferred tax liabilities	1,239,000	1,174,000
Other long-term liabilities	1,244,000	734,000	174,000
Paycheck Protection Program loan payable			2,266,000
Total Liabilities	70,183,000	56,772,000	25,870,000
Commitments and Contingencies
Stockholders' Deficit
Common stock	1,000	1,000	1,000
Additional paid-in capital	5,157,000	4,361,000	4,308,000
Treasury stock	(1,330,000)	(1,330,000)	(1,330,000)
Accumulated deficit	(37,177,000)	(16,262,000)	(16,197,000)
Total Stockholders' Deficit	(33,349,000)	(13,230,000)	(13,218,000)
TOTAL LIABLITIES, CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	48,023,000	54,731,000	23,841,000
Branded Online Inc dba Nogin [Member] | Class A Redeemable Convertible Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock	4,687,000	4,687,000	4,687,000
Branded Online Inc dba Nogin [Member] | Class B Redeemable Convertible Preferred Stock [Member]
CONVERTIBLE REDEEMABLE PREFERRED STOCK
Convertible, redeemable preferred stock	$ 6,502,000	$ 6,502,000	$ 6,502,000